Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
September 30, 2016

Dates Covered
Collections Period	09/01/16 - 09/30/16
Interest Accrual Period	09/15/16 - 10/16/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/16	745,210,508.70	32,690
Yield Supplement Overcollateralization Amount 08/31/16	31,433,656.38	0
Receivables Balance 08/31/16	776,644,165.08	32,690
Principal Payments	21,789,043.14	445
Defaulted Receivables	1,803,037.09	81
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/16	30,170,894.32	0
Pool Balance at 09/30/16	722,881,190.53	32,164

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.99%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	9,816,791.39	407
Past Due 61-90 days	2,646,091.04	112
Past Due 91-120 days	689,802.07	40
Past Due 121+ days	0.00	0
Total	13,152,684.50	559

Total 31+ Delinquent as % Ending Pool Balance	1.82%
Total 61+ Delinquent as % Ending Pool Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	868,128.93
Aggregate Net Losses/(Gains) - September 2016	934,908.16
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.44%
Prior Net Losses Ratio	1.11%
Second Prior Net Losses Ratio	1.07%
Third Prior Net Losses Ratio	1.09%
Four Month Average	1.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.40%

Overcollateralization Target Amount	32,529,653.57
Actual Overcollateralization	32,529,653.57
Weighted Average APR	4.24%
Weighted Average APR, Yield Adjusted	5.99%
Weighted Average Remaining Term	60.64

Flow of Funds	$ Amount

Collections	25,409,398.88
Investment Earnings on Cash Accounts	7,045.46
Servicing Fee	(647,203.47)
Transfer to Collection Account	0.00
Available Funds	24,769,240.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	897,870.70
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	21,324,498.85
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,546,871.32

Total Distributions of Available Funds	24,769,240.87

Servicing Fee	647,203.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 09/15/16	711,676,035.81
Principal Paid	21,324,498.85
Note Balance @ 10/17/16	690,351,536.96

Class A-1
Note Balance @ 09/15/16	4,846,035.81
Principal Paid	4,846,035.81
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-2
Note Balance @ 09/15/16	352,000,000.00
Principal Paid	16,478,463.04
Note Balance @ 10/17/16	335,521,536.96
Note Factor @ 10/17/16	95.3186185%

Class A-3
Note Balance @ 09/15/16	262,000,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	262,000,000.00
Note Factor @ 10/17/16	100.0000000%

Class A-4
Note Balance @ 09/15/16	74,800,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	74,800,000.00
Note Factor @ 10/17/16	100.0000000%

Class B
Note Balance @ 09/15/16	18,030,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	18,030,000.00
Note Factor @ 10/17/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	897,870.70
Total Principal Paid	21,324,498.85
Total Paid	22,222,369.55

Class A-1
Coupon	0.62000%
Interest Paid	2,670.70
Principal Paid	4,846,035.81
Total Paid to A-1 Holders	4,848,706.51

Class A-2
Coupon	1.32000%
Interest Paid	387,200.00
Principal Paid	16,478,463.04
Total Paid to A-2 Holders	16,865,663.04

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0454580
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.8297088
Total Distribution Amount	25.8751668

A-1 Interest Distribution Amount	0.0175704
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	31.8818145
Total A-1 Distribution Amount	31.8993849

A-2 Interest Distribution Amount	1.1000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	46.8138155
Total A-2 Distribution Amount	47.9138155

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 09/15/16	2,196,494.13
Investment Earnings	604.34
Investment Earnings Paid	(604.34)
Deposit/(Withdrawal)	-
Balance as of 10/17/16	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13